GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Amortization expense	$ 1,377	$ 1,758	$ 2,343
Goodwill	6,679	$ 10,095
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Goodwill			107,854
Intangible assets impairment			$ 3,067
Oranim [Member]
Disclosure of subsidiaries [line items]
Goodwill	3,499
Goodwill impairment	495
Intangible assets impairment	$ 1,414